Subsequent Events - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2015	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Subsequent Event [Line Items]
Acquisitions, net of cash acquired		$ 1,118	$ 185	$ 197	$ 163	$ 163
SuppreMol GmbH
Subsequent Event [Line Items]
Acquisitions, net of cash acquired		$ 228
Subsequent Event | SuppreMol GmbH
Subsequent Event [Line Items]
Acquisitions, net of cash acquired	$ 225